Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investment in Affiliates
Schedule of investment in affiliates

	As of December 31,
	2010	2011
	RMB	RMB
Teamhead Automobile	266	322
Jiaxing	—	600
Sincere Fame	138,850	153,040
Total	139,116	153,962